Consolidated Statements of Shareholders' (deficit) Equity - USD ($)	Total	Ordinary Shares	Additional Paid In Capital	Subscription Receivable	Accumulated Deficit	Accumulated Other Comprehensive Loss (Income)
Balance at Dec. 31, 2015	$ (18,369,903)	$ 533	$ 4,388,410	$ (1)	$ (22,655,225)	$ (103,620)
Balance, Shares at Dec. 31, 2015		8,885,184
Issuance of ordinary shares upon vesting of restricted shares		$ 46	(42)	(4)
Issuance of ordinary shares upon vesting of restricted shares, Shares		771,991
Share-based compensation	4,925,278		4,925,278
Net loss	(37,512,212)				(37,512,212)
Foreign currency translation adjustments	(594,912)					(594,912)
Balance at Dec. 31, 2016	(51,551,749)	$ 579	9,313,646	(5)	(60,167,437)	(698,532)
Balance, Shares at Dec. 31, 2016		9,657,175
Issuance of ordinary shares upon vesting of restricted shares		$ 100	(87)	(13)
Issuance of ordinary shares upon vesting of restricted shares, Shares		1,666,145
Exercise of shares option	$ 65,500	$ 6	65,494
Exercise of shares option, Shares	100,834	100,834
Exercise of warrant	$ 4,700,000	$ 28	4,699,972
Exercise of warrant, Shares		461,808
Conversion of convertible preferred shares to ordinary shares	163,607,144	$ 1,707	163,605,437
Conversion of convertible preferred shares to ordinary shares, Shares		28,443,275
Issuance of ordinary shares upon initial public offering/ follow-on public offering, net of issuance cost	157,654,695	$ 575	157,654,120
Issuance of ordinary shares upon initial public offering/ follow-on public offering, net of issuance cost, Shares		9,583,333
Share-based compensation	9,931,106		9,931,106
Net loss	(50,384,176)				(50,384,176)
Foreign currency translation adjustments	1,148,440					1,148,440
Balance at Dec. 31, 2017	$ 235,170,960	$ 2,995	345,269,688	(18)	(110,551,613)	449,908
Balance, Shares at Dec. 31, 2017	49,912,570	49,912,570
Issuance of ordinary shares upon vesting of restricted shares		$ 20	(38)	$ 18
Issuance of ordinary shares upon vesting of restricted shares, Shares		338,332
Exercise of shares option	$ 195,711	$ 16	195,695
Exercise of shares option, Shares	256,065	256,065
Issuance of ordinary shares upon initial public offering/ follow-on public offering, net of issuance cost	$ 140,348,473	$ 450	140,348,023
Issuance of ordinary shares upon initial public offering/ follow-on public offering, net of issuance cost, Shares		7,500,000
Share-based compensation	12,229,643		12,229,643
Net loss	(139,074,895)				(139,074,895)
Foreign currency translation adjustments	2,211,821					2,211,821
Balance at Dec. 31, 2018	$ 251,081,713	$ 3,481	$ 498,043,011		$ (249,626,508)	$ 2,661,729
Balance, Shares at Dec. 31, 2018	58,006,967	58,006,967